Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	$ 3,580,811	$ 2,350,811
Allowance for credit losses	(2,350,811)	(2,350,811)
Accounts receivables, net	1,230,000
Color World platform subscription fees due from App payment collections agent [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	2,350,811	2,350,811
Entertainment event sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	$ 1,230,000